Consolidated Statements of Changes in Shareholder' Equity $ in Thousands, $ in Thousands	Common stock MXN ($) shares	Additional paid-in capital MXN ($)	Total contributed capital MXN ($)	Reserve for repurchase of shares MXN ($)	Retained earnings MXN ($)	Accumulated other comprehensive income MXN ($)	Total earned capital MXN ($)	Total controlling interest MXN ($)	Total non-controlling interest MXN ($)	USD ($)	MXN ($)
Balances at Dec. 31, 2019	$ 301,739	$ 29,786	$ 331,525	$ 1,257,454	$ 8,121,937	$ 4,194	$ 9,383,585	$ 9,715,110	$ 172,385		$ 9,887,495
Balances (in shares) at Dec. 31, 2019 | shares	391,300,815
Repurchase of shares, net	$ (917)		(917)	(149,083)			(149,083)	(150,000)			(150,000)
Repurchase of shares, net (in shares) | shares	(1,189,259)
Increase in reserve for repurchase of shares				391,629	(391,629)
Consolidated comprehensive income					1,094,358	(9,127)	1,085,231	1,085,231	3,521		1,088,752
Balances at Dec. 31, 2020	$ 300,822	29,786	330,608	1,500,000	8,824,666	(4,933)	10,319,733	10,650,341	175,906		10,826,247
Balances (in shares) at Dec. 31, 2020 | shares	390,111,556
Repurchase of shares, net	$ (3,040)		(3,040)	(471,812)			(471,812)	(474,852)			(474,852)
Repurchase of shares, net (in shares) | shares	(3,942,131)
Dividends paid					(1,979,790)		(1,979,790)	(1,979,790)			(1,979,790)
Consolidated comprehensive income					2,857,265	2,997	2,860,262	2,860,262	6,365		2,866,627
Balances at Dec. 31, 2021	$ 297,782	29,786	327,568	1,028,188	9,702,141	(1,936)	10,728,393	11,055,961	182,271		11,238,232
Balances (in shares) at Dec. 31, 2021 | shares	386,169,425
Dividends paid					(6,602,598)		(6,602,598)	(6,602,598)	(13,200)		(6,615,798)
Increase in reserve for repurchase of shares				(471,812)	471,812
Consolidated comprehensive income					3,900,967	14,881	3,915,848	3,915,848	16,338	$ 201,946	3,932,186
Balances at Dec. 31, 2022	$ 297,782	$ 29,786	$ 327,568	$ 1,500,000	$ 6,528,698	$ 12,945	$ 8,041,643	$ 8,369,211	$ 185,409	$ 439,341	$ 8,554,620
Balances (in shares) at Dec. 31, 2022 | shares	386,169,425